Summary of Significant Accounting Policies - Intangible assets (Details)	6 Months Ended
Jun. 30, 2025
Software
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	3 years
Unpatented technology
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	15 years
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	3 years